Pay vs Performance Disclosure - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2023	Sep. 30, 2021	Sep. 30, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table

The following table sets forth pay versus performance  information with respect to the relationship between “compensation actually paid” to our named executive officers ("NEOs"), including our principal executive officer ("PEO"), as calculated in accordance with Item 402(v) of Regulation S-K, during the fiscal years provided and certain measures of our financial performance:

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(5)(6)	Net Income (Loss) (in millions) ($)(7)	Company Selected Measure: Free Cash Flow (in millions)($) (8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	1,402,317	1,563,665	3,283,280	2,806,033	135	178	(107.8)	303.6
2022(9)	14,942,012	22,840,589	1,489,105	2,273,192	148	141	53.1	286.0
2021	8,418,919	12,937,351	2,252,903	1,910,354	111	184	(20.6)	277.5
2020	1,322,131	669,976	595,270	573,988	83	127	(20.3)	243.1

Named Executive Officers, Footnote

(1)
Antonio Pietri served as our PEO for 2023, 2022, 2021 and 2020. The dollar amount reported in column (b) are the amounts of total compensation reported to Mr. Pietro for each corresponding year in the “Total” column of the Summary Compensation Table.

PEO Total Compensation Amount	$ 14,942,012	$ 1,402,317	$ 8,418,919	$ 1,322,131
PEO Actually Paid Compensation Amount	22,840,589	$ 1,563,665	12,937,351	669,976
Adjustment To PEO Compensation, Footnote

PEO	2023	2022	2021	2020
Summary Compensation Table Total	1,402,317	14,942,012	8,418,919	1,322,131
Subtract: Grant date fair values of equity awards reported in “Stock Awards” column of the SCT for the covered FY	—	13,866,087	7,489,646	—
Add: Fair values as of the end of the covered FY of all equity awards granted during the covered FY that are outstanding and unvested as of the end of such covered FY2(a)	—	11,495,279	9,731,911	—
Add: the change in fair value (whether positive or negative) as of the end of the covered FY of any equity awards granted in any prior FY that are outstanding and unvested as of the end of such covered FY	(1,999,636)	7,213,670	(137,935)	391,065
Add: for awards that are granted and vest in the same FY, the fair value as of the vesting date	—	766,494	2,007,510	—
Add: the change in fair value (whether positive or negative) as of the vesting date (from the end of the prior FY) of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the covered FY	2,160,984	2,289,221	406,592	(1,043,220)
Subtract: for any awards granted in any prior FY that failed to meet the applicable vesting conditions during the covered FY, the fair value at the end of the prior FY	—	—	—	—
Compensation Actually Paid to PEO	1,563,665	22,840,589	12,937,351	669,976

Non-PEO NEO Average Total Compensation Amount	1,489,105	$ 3,283,280	2,252,903	595,270
Non-PEO NEO Average Compensation Actually Paid Amount	2,273,192	$ 2,806,033	1,910,354	573,988
Adjustment to Non-PEO NEO Compensation Footnote

Non-PEO NEOs	2023	2022	2021	2020
Average Summary Compensation Table Total	3,283,280	1,489,105	2,252,903	595,270
Subtract: average grant date fair values of equity awards reported in “Stock Awards” column of the SCT for the covered FY	2,583,381	1,109,681	1,877,862	—
Add: average fair value as of the end of the covered FY of all equity awards granted during the covered FY that are outstanding and unvested as of the end of such covered FY 2(a)	1,146,096	802,658	1,242,732	—
Add: the average change in fair value (whether positive or negative) as of the end of the covered FY of any equity awards granted in any prior FY that are outstanding and unvested as of the end of such covered FY	(154,912)	823,433	(5,405)	14,805
Add: for awards that are granted and vest in the same FY, the average fair value as of the vesting date	749,038	78,452	283,110	—
Add: the average change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the covered FY	365,912	189,225	14,876	(36,087)
Subtract: for any awards granted in any prior FY that failed to meet the applicable vesting conditions during the covered FY, the average fair value at the end of the prior FY	—	—	—	—
Average Compensation Actually Paid to Non-PEO NEOs	2,806,033	2,273,192	1,910,354	573,988

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
The metrics that we use for incentive awards are selected based on an objective of incentivizing our named executive officers to increase long-term value for our stockholders. As discussed above under "Compensation Discussion and Analysis - Reasons for Providing and Manner of Structuring the Key Compensation Elements," the most important financial and non-financial performance measures in addition to Free Cash Flow detailed above, used by us to link executive compensation actually paid (as computed in accordance with Item 402(v) of Regulation S-K) to our named executive officers, for fiscal 2023, to our performance are as follows:

•GACV;
•Annual contract value synergies associated with the Emerson Transactions; and
•Annual cost synergies associated with the Emerson Transactions.

Total Shareholder Return Amount	148	$ 135	111	83
Peer Group Total Shareholder Return Amount	141	178	184	127
Net Income (Loss)	$ 53.1	$ 107.8	$ 20.6	$ 20.3
Company Selected Measure Amount	286	303.6	277.5	243.1
PEO Name		Antonio Pietri
Additional 402(v) Disclosure

(2)	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Pietri, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Pietri during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Pietri’s total compensation for each year to determine the compensation actually paid:

Measure:: 1
Pay vs Performance Disclosure
Name		GACV
Measure:: 2
Pay vs Performance Disclosure
Name		Annual contract value synergies associated with the Emerson Transactions
Measure:: 3
Pay vs Performance Disclosure
Name		Annual cost synergies associated with the Emerson Transactions
PEO | Grant date fair value of equity awards for the covered FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 13,866,087	$ 0	$ 7,489,646	$ 0
PEO | Granted in Period - Unvested at Period End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,495,279	0	9,731,911	0
PEO | Granted Prior Period - Unvested at Period End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,213,670	1,999,636	137,935	391,065
PEO | Granted in Period - Vested in Period [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	766,494	0	2,007,510	0
PEO | Granted Prior Period - Vested in Period [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,289,221	2,160,984	406,592	1,043,220
PEO | Awards granted that failed to meet vesting conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Grant date fair value of equity awards for the covered FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,109,681	2,583,381	1,877,862	0
Non-PEO NEO | Granted in Period - Unvested at Period End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	802,658	1,146,096	1,242,732	0
Non-PEO NEO | Granted Prior Period - Unvested at Period End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	823,433	154,912	5,405	14,805
Non-PEO NEO | Granted in Period - Vested in Period [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	78,452	749,038	283,110	0
Non-PEO NEO | Granted Prior Period - Vested in Period [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	189,225	365,912	14,876	36,087
Non-PEO NEO | Awards granted that failed to meet vesting conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0